GOODWILL	12 Months Ended
Dec. 31, 2023
GOODWILL [Abstract]
GOODWILL
NOTE 7:-	GOODWILL

The following table represents the changes in goodwill per operating segment:

	Satellite Networks	Integrated Solutions	Total

Balance as of December 31, 2022 *)	$18,916	$24,552	$43,468
Addition from acquisition (see Note 17)	11,272	-	11,272
Balance as of December 31, 2023 *)	$30,188	$24,552	$54,740

*) Net of accumulated impairment losses of $ 62,179.